Licensing And Collaboration Agreements - Additional Information (Detail) ¥ in Thousands, $ in Thousands										1 Months Ended					6 Months Ended				12 Months Ended
	Sep. 03, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Feb. 28, 2019 CNY (¥)	Jan. 01, 2018	Nov. 17, 2017 CNY (¥)	Nov. 17, 2017 USD ($)	Jan. 31, 2020 CNY (¥) shares	Jan. 31, 2020 USD ($) shares	Jul. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jan. 31, 2018	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 30, 2020 USD ($) shares	Jan. 17, 2020 shares	Dec. 31, 2019 USD ($) shares	Nov. 04, 2019 CNY (¥) shares	Nov. 04, 2019 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $	$ 20,000
Research and development expense			¥ 3,490												¥ 442,291	$ 62,602	¥ 265,084		¥ 840,415	$ 118,953	¥ 426,028		¥ 267,075
Issue of shares, Value			¥ 6												¥ 92				¥ 6		¥ 6				$ 13		$ 1
Issue of shares | shares			8,363,719												133,006,644				8,363,719		8,363,719				133,006,644		8,363,719
Advance from customers																					¥ 14,151
Milestone revenue recognized																	15,000		¥ 30,000	4,246	53,781		¥ 11,556
Licensing Agreement With CSPC Pharmaceutical Group Limited [Member] | CSPC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																					15,000
Milestone payments																					135,000
Advance from customers																					14,200
Proceeds from milestone achievement					¥ 15,000	¥ 800
Milestone revenue recognized																			30,000
Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $		$ 0		$ 0																$ 0		$ 0
Research and development expense															¥ 33,400	20	¥ 3,410
Milestone revenue recognized																					17,200	$ 2,500
Licensing Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee										¥ 17,200	$ 2,500	¥ 17,200	$ 2,500
Milestone payments										690,300	97,500	646,800	97,500
Licensing Agreement With ABL Bio [Member] | ABL Bio [Member] | Clinical Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments										¥ 230,100	$ 32,500	215,600	32,500
Licensing Agreement With ABL Bio [Member] | ABL Bio [Member] | Sales Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments												¥ 431,200	$ 65,000
Collaboration Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense			¥ 12,200																¥ 11,200		¥ 1,000
Cost sharing ratio																			50.00%	50.00%	50.00%	50.00%
Collaboration Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense			¥ 8,000																¥ 8,000
Licensing Agreement with MorphoSys AG [Member] | MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee								¥ 132,700	$ 20,000						¥ 132,700	$ 20,000
Milestone payments								653,500	98,500
Licensing Agreement with Genexine Inc [Member] | Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reduction in milestone payment							50.00%
Long-term Purchase Commitment, Period														15 years
Licensing Agreement with MacroGenics [Member] | MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing Arrangements, Description of terms															The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which we participate, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.	The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which we participate, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.			The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which we participate, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.	The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which we participate, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.
Licensing Agreement with MacroGenics [Member] | MacroGenics [Member] | Development Milestone [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																				$ 75,000
Other In-Licensing Arrangements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee | $																				1,200		$ 600
Milestone payments				$ 164,400															¥ 8,400	1,200	¥ 2,000	$ 300
Milestone payments due															¥ 1,144,500				1,144,500	1,500
Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | HealSun [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost-to-cost input method percent																					100.00%	100.00%	42.00%	42.00%
Revenue from collaborative arrangement, excluding assessed tax																						$ 36,500	¥ 11,600
Proceeds from milestone achievement																							29,000
Milestone payments income															51,000				51,000,000
Deferred revenue from collaborative arrangement excluding VAT																							15,800
Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | HealSun [Member] | Deferred Revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Excise and Sales Taxes																							900
Research and Development Expense [Member] | Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																				8,000
Research and Development Expense [Member] | Licensing Agreement with MorphoSys AG [Member] | MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																						0	132,700	$ 20,000
Milestone payments																			55,700	8,000
Research and Development Expense [Member] | Licensing Agreement with Genexine Inc [Member] | Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee															79,600	$ 12,000			79,600	12,000
Milestone payments																			152,600	23,000
Research and Development Expense [Member] | Licensing Agreement with MorphoSys Member [Member] | MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																				0	¥ 23,200	3,500
Research and Development Expense [Member] | Licensing Agreement with MacroGenics [Member] | MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee | $																				15,000
Operating Expense [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense															11,100
Operating Expense [Member] | Licensing Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																			¥ 700	$ 100
Cost sharing ratio																			50.00%	50.00%
Operating Expense [Member] | Collaboration Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense															¥ 22,300				¥ 9,600			500
Cost sharing ratio															(50.00%)	(50.00%)	50.00%	50.00%
Operating Expense [Member] | Collaboration Agreements with Tracon Pharmaceuticals Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense															¥ 100	$ 20	¥ 4,400	$ 600	27,800	$ 4,000
Operating Expense [Member] | Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | HealSun [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Excise and Sales Taxes																						1,300	¥ 700
Operating Expense [Member] | Collaboration Agreement with Everest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																	3,450
Licensing Agreements [Member] | Research and Development Expense [Member] | Minimum [Member] | MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																				60,000
Other In Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																			8,400		4,000
Milestone payments															1,400	200	1,400	200
Milestone payments due																164,400			10,500
MorphoSysAG [Member] | Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments								¥ 653,500	$ 98,500
MorphoSysAG [Member] | Research and Development Expense [Member] | Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																			55,700	8,000
MorphoSysAG [Member] | Research and Development Expense [Member] | Licensing Agreement with MorphoSys Member [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																0				0	23,200	3,500
Genexine Inc [Member] | Licensing Agreement with Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments															3,482,700	525,000			3,482,700	525,000
Genexine Inc [Member] | Licensing Agreement with Genexine Inc [Member] | GXI7 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																2,000,000				2,000,000
Genexine Inc [Member] | Licensing Agreement with MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-term Purchase Commitment, Period														15 years
Genexine Inc [Member] | Research and Development Expense [Member] | Licensing Agreement with Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																			152,600	23,000
MacroGenics [Member] | Licensing Agreement with Genexine Inc [Member] | Development Milestone [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																				75,000
MacroGenics [Member] | Research and Development Expense [Member] | Licensing Agreement with MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee | $																				15,000
MacroGenics [Member] | Licensing Agreements [Member] | Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																			104,400
MacroGenics [Member] | Licensing Agreements [Member] | Research and Development Expense [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																				60,000
HealSun [Member] | Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | Milestone III [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from milestone achievement																					11,000
HealSun [Member] | Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | Milestone Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from milestone achievement																					11,000
Everest [Member] | Collaboration Agreement with Everest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																	51,600	7,600	¥ 53,100	$ 7,600
Shares issued upon conversion | shares										6,078,571	6,078,571															6,078,571
Everest [Member] | Out Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of Payment Terms																			Under the agreement, the Group is primarily responsible for carrying out the development, manufacture and supply of the CD38 product, as well as seeking regulatory approval of the CD38 product. Everest is primarily responsible for sharing the development costs of the CD38 product, including payments due to MorphoSys under the Licensing Agreement, dated November 30, 2017, in the proportion of 75% by Everest and 25% by the Group.	Under the agreement, the Group is primarily responsible for carrying out the development, manufacture and supply of the CD38 product, as well as seeking regulatory approval of the CD38 product. Everest is primarily responsible for sharing the development costs of the CD38 product, including payments due to MorphoSys under the Licensing Agreement, dated November 30, 2017, in the proportion of 75% by Everest and 25% by the Group.
Sharing the profit and loss			5.00%																5.00%								5.00%
Research and development expense																					¥ 178,700	$ 26,000
Issue of shares, Value																												¥ 258,100	$ 37,000
Issue of shares | shares																												4,762,751	4,762,751
Cumulative Paid In Contributions | $																													$ 33,700
Time cost of foregoing historical contribution																												¥ 23,000	$ 3,300
ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense															¥ 300	40	¥ 400	$ 60
ABL Bio [Member] | Licensing Agreement With ABL Bio [Member] | Sales Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments										¥ 460,200	$ 65,000
ABL Bio [Member] | Research and Development Expense [Member] | Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																			¥ 1,400	$ 200
ABL Bio [Member] | Operating Expense [Member] | Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																			¥ 150
Cost sharing ratio																			(50.00%)	(50.00%)
KG Bio [Member] | Licensing Agreement with KG Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone income | $																$ 340,000
KG Bio [Member] | Licensing Agreements [Member] | Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																			¥ 1,400	$ 200